Accumulated retained earnings - Reserve Breakdown (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reserve breakdown
Reserves of subsidiaries	€ 36,862	€ 34,568	€ 31,275
Investments accounted for using equity method
Reserve breakdown
Restricted reserves	2,880	2,686	2,708
Legal reserve	1,614	1,459	1,444
Own shares	1,212	1,173	1,210
Revaluation reserve Royal Decree-Law 7/1996	43	43	43
Reserve for retired capital	11	11	11
Unrestricted reserves	11,368	11,285	11,486
Voluntary reserves	6,904	7,192	3,230
Consolidation reserves attributable to the Bank	4,464	4,093	8,256
Reserves of subsidiaries	36,862	34,568	31,275
Reserves of entities accounted for using the equity method	725	465	291
Accumulated retained earnings and other reserves	€ 51,835	€ 49,004	€ 45,760